STOCK OPTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
STOCK OPTIONS

13. Stock Options

The Company has a stock option plan (“Plan”). The purpose of this Plan is to provide additional incentives to key employees, officers, directors and consultants of the Company and its subsidiaries in order to help attract and retain the best available personnel for positions of responsibility and otherwise promote the success of the Company’s business. It is intended that options issued under this Plan constitute non-qualified stock options. The general terms of awards under the option plan are that 100% of the options granted will vest the year following the grant. The maximum term of options granted is 5 years and the exercise price for all options are issued for not less than fair market value at the date of the grant.

The following table summarizes the Company’s stock option activities for the year ended December 31, 2021 and the three-month period ended March 31, 2022:

	Number of shares	Exercise price per share	Weighted average exercise price

Balance, December 31, 2020	749,000	$0.75 – 4.13	$2.42
Granted	170,000	$3.61	$3.61
Cancelled or expired	(34,799)	$1.42 – 3.46	$2.30
Exercised	(94,701)	$0.75 – 3.46	$1.58
Balance, December 31, 2021	789,500	$1.42 – 4.13	$2.78
Granted	5,000	$3.61	$3.61
Cancelled or expired	(3,000)	$3.61	$3.61
Exercised	(22,500)	$2.44 – 3.46	$2.53
Balance, March 31, 2022	769,000	$1.42 – 4.13	$2.82
Exercisable, March 31, 2022	539,000	$1.42 – 4.13	$2.69

The weighted average remaining contractual life of options outstanding is 3.6 years.

The fair value of each option grant is calculated using the following weighted average assumptions:

	2022	2021
Expected life – years	3.0	3.0
Interest rate	1.76%	1.23%
Volatility	69.66%	63.28%
Weighted average fair value of options granted	$1.46	$1.54

During the three months ended March 31, 2022 and 2021, the Company did not grant any new options to consultants. Options granted in previous quarters resulted in expenses in the amount of $15,794 for consultants (2021 - $13,065). During the three months ended March 31, 2022, employees were granted 5,000 (2021 – nil) stock options, which resulted in expenses of $1,825 (2021 – $nil). Options granted in previous quarters resulted in additional expenses in the amount of $36,652 for employees during the three months ended March 31, 2022 (2021 - $26,524). There were 22,500 employee and nil consultant stock options exercised during the three months ended March 31, 2022 (2021 – 32,000 employee; 23,201 consultant).

As of March 31, 2022, there was approximately $129,991 of compensation expense related to non-vested awards. This expense is expected to be recognized over a weighted average period of 1 year.

The aggregate intrinsic value of vested options outstanding at March 31, 2022 is $578,660 (2021 – $nil).

16. Stock Options.

The Company has a stock option plan (“Plan”). The purpose of this Plan is to provide additional incentives to key employees, officers, directors and consultants of the Company and its subsidiaries in order to help attract and retain the best available personnel for positions of responsibility and otherwise promote the success of the Company’s business. It is intended that options issued under this Plan constitute non-qualified stock options. The general terms of awards under the option plan are that 100% of the options granted will vest the year following the grant. The maximum term of options granted is 5 years and the exercise price for all options are issued for not less than fair market value at the date of the grant.

The following table summarizes the Company’s stock option activities for the years ended December 31, 2021 and 2020:

	Number of shares	Exercise price per share	Weighted average exercise price

Balance, December 31, 2019	635,000	$0.75 – 1.75	$1.35
Granted	172,000	$2.44	$2.44
Cancelled or expired	(13,000)	$2.44 – 3.46	$2.75
Exercised	(45,000)	$0.75 – 1.05	$0.88
Balance, December 31, 2020	749,000	$0.75 – 4.13	$2.42
Granted	170,000	$3.61	$3.61
Cancelled or expired	(34,799)	$1.42 – 3.46	$2.30
Exercised	(94,701)	$0.75 – 3.46	$1.58
Balance, December 31, 2021	789,500	$1.42 – 4.13	$2.78
Exercisable, December 31, 2021	564,500	$1.42 – 4.13	$2.63

The weighted-average remaining contractual life of outstanding options is 3.20 years.

The fair value of each option grant is calculated using the following weighted average assumptions:

	2021	2020
Expected life – years	3.0	3.0
Interest rate	1.23%	0.37%
Volatility	63.28%	70.14%
Weighted average fair value of options granted	$1.23	$1.12

During the year ended December 31, 2021, the Company granted 45,000 (2020 – 45,000) stock options to consultants and has applied ASC 718 using the Black-Scholes option-pricing model, which resulted in expenses of $13,860 (2020 - $10,080). Options granted in other years resulted in additional expenses of $51,210 (2020 – $43,905). During the year ended December 31, 2021, employees were granted 125,000 (2020 – 127,000) stock options, which resulted in expenses of $38,500 (2020 – $28,316). Options granted in other years resulted in additional expenses in the amount of $106,542 for employees during the year ended December 31, 2021 (2020 - $73,711). There were 61,500 employee and 33,201 consultant stock options exercised during the year ended December 31, 2021 (2020 – 35,000 employee; 10,000 consultant).

As of December 31, 2021, there was approximately $229,918 of compensation expense related to non-vested awards. This expense is expected to be recognized over a weighted average period of 1.0 years.

The aggregate intrinsic value of vested options outstanding at December 31, 2021 is $712,945 (2020 – $nil). The intrinsic value of options exercised during the year was $203,701 (2020 - $56,230).